Accounts Payable and Other Liabilities - Summary of Accounts Payable and Other Liabilities (Detail) - USD ($) $ in Millions		Mar. 31, 2026	Mar. 31, 2025
Accounts payable and other current liabilities
Accounts payable		$ 15.8	$ 21.7
Accrued expense		180.0	133.0
Contract liabilities		22.5	14.7
Payables to payment processors		142.3	161.9
Other taxes		33.5	13.3
Other payables		79.5	86.3
Provisions	[1]	30.0	33.2
Derivative financial liabilities		18.7	4.8
Total Accounts payable and other current liabilities		522.3	468.9
Other long term liabilities:
Accounts payable and accrued expense		11.4	11.3
Contract liabilities		21.9	18.1
Other payables		0.0	0.1
Provisions	[1]	26.2	15.4
Total Other long term liabilities		$ 59.5	$ 44.9

[1]	Include primarily legal and regulatory provisions of $23.8 million in 2026 (2025: $17.6 million) and tax provisions of $22.9 million in 2026 (2025: $22.5 million).